Discontinued Operations	12 Months Ended
Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Discontinued Operations
18.	DISCONTINUED OPERATIONS

As previously disclosed and discussed elsewhere in this annual report, the Company completed its exit from the home appliance business in January 2012 and the EMS business in December 2013.

In the fiscal periods preceding the Company’s exit from the home appliance business and EMS business, profit margins had been rapidly decreasing due at least, in part, to the rising cost of raw materials and labor in the PRC, together with the unwillingness or inability of our customers to offset these costs through pricing increases. Customer pricing demands no longer reflected actual production costs and, as a result, margins for these two businesses in recent years approached unacceptable levels, with the home appliance segment and EMS segment actually suffering significant losses in fiscal 2011 and fiscal 2013 respectively.

In response to the foregoing, on June 3, 2011 and December 15, 2013, the Board of Directors approved plans to exit the home appliance business and EMS business in fiscal 2012 and 2014 respectively while active production for the home appliance business and EMS business ceased in January 2012 and December 2013 respectively.

In accordance with guidance contained in FASB ASC 205-20 “Discontinued Operations”, the results of operations for the home appliance and EMS segments have been excluded from continuing operations and reported as discontinued operations for the current and prior periods.

	2014	2013	2012
	US$	US$	US$
Net Sales	2,922,127	14,256,314	68,325,333
Cost of goods sold	(4,323,267)	(13,962,646)	(55,010,909)

Gross profit (loss)	(1,401,140)	293,668	13,314,424
Selling, general and administrative expenses	(2,185,399)	(3,870,995)	(10,489,783)

Operating profit (loss)	(3,586,539)	(3,577,327)	2,824,641
Interest expense, net	—	—	(2,402)
Other income (expense), net	(1,960,485)	988,264	(1,200,979)
Income tax expenses	—	—	(25,263)

Income (Loss) from discontinued operations, net of tax	(5,547,024)	(2,589,063)	1,595,997

Impairment losses of US$1,944,571 and US$1,230,727 were recognized in the income (loss) from discontinued operations in fiscal 2014 and 2012 respectively for machinery and equipment that were used in the operations of the EMS segment and home appliance segment. No impairment loss was recognized in fiscal 2013.